ACQUIRED INTANGIBLE ASSETS, NET (Details 1) ¥ in Thousands	Sep. 30, 2017 CNY (¥)
2018	¥ 3,719
2019	2,034
2020	1,058
2021	1,032
2022	995
Total	¥ 8,838